Statements of Stockholders' Equity (Deficit) (USD $)	Total	Preferred-A	Preferred-B	Common Stock	Additional Paid-in capital	Accumulated Deficit	Stock Subscriptions [Member]
Beginning balance at Dec. 31, 2011	$ 954,663	$ 10,000		$ 37,384	$ 15,557,096	$ (13,650,817)	$ (999,000)
Beginning balance, shares at Dec. 31, 2011		10,000,000		37,384,414
Sale of common stock	1,482,303			2,075	481,228		999,000
Sale of common stock, shares				2,075,000
Issuance of Preferred Shares	900,000		1,000		899,000
Issuance of Preferred Shares, Shares			1,000,000
Common stock issued for conversion ofconvertible notes and accrued interest				1,529	2,294
Common stock issued for conversion ofconvertible notes and accrued interest, Shares				1,529,036
Common stock issued for compensation and services	1,596,313			1,172	1,595,141
Common stock issued for compensation and services, shares				1,171,255
Common stock issued for director compensation	462,250			275	461,975
Common stock issued for director compensation, shares				275,000
Warrants and options issued for compensation and services	843,899				843,899
Deemed dividend on Series B Preferred shares converted into common shares and warrants
Issuance of common stock in settlement of accounts payable
Issuance of common stock for acquisition
Retirement of reacquired stock
Fair value of warrants issued in conjunction with sale of common stock deemed to be derivative liabilities
Warrants issued with convertible debt	276,926				276,926
Net loss	(5,289,610)					(5,289,610)
Balance at Dec. 31, 2012	1,230,567	10,000	1,000	42,435	20,117,559	(18,940,427)
Balance, shares at Dec. 31, 2012		10,000,000	1,000,000	42,434,705
Sale of common stock	15,104,567			25,325	15,079,242
Sale of common stock, shares	17,785,714			25,325,714
Issuance of warrants in conjunction with sale of common stock	2,160,942				2,160,942
Common stock issued for compensation and services	2,419,370			1,968	2,417,402
Common stock issued for compensation and services, shares				1,967,984
Common stock issued for director compensation	145,500			100	145,400
Common stock issued for director compensation, shares				100,000
Common stock issued in settlement of agreement	3,420,000			2,000	3,418,000
Common stock issued in settlement of agreement, Shares				2,000,000
Common stock issued for software development	150,000			114	149,886
Common stock issued for software development, shares				113,636
Warrants and options issued for compensation and services	8,022,996				8,022,996
Conversion of Series B preferred stock into common stock and warrants			(1,000)	2,500	(1,500)
Conversion of Series B preferred stock into common stock and warrants, shares			(1,000,000)	2,500,000
Deemed dividend on Series B Preferred shares converted into common shares and warrants	2,831,830				2,831,830	(2,831,830)
Conversion of notes payable into common stock and warrants	852,491			330	852,161
Conversion of notes payable into common stock and warrants, shares				330,000
Issuance of common stock in settlement of accounts payable	85,390			61	85,329
Issuance of common stock in settlement of accounts payable, Shares				60,993
Issuance of common stock for acquisition	3,157,272			2,542	3,154,730
Common stock issued for acquisition, Shares				2,541,801
Retirement of reacquired stock	(450,000)			250	449,750
Retirement of reacquired stock, Shares				(250,000)
Fair value of warrants issued in conjunction with sale of common stock deemed to be derivative liabilities	11,042,057				(11,042,057)
Registration rights fee	(1,543,000)				(1,543,000)
Net loss	(24,137,285)					(24,137,285)
Balance at Dec. 31, 2013	$ 423,247	$ 10,000		$ 77,125	$ 45,399,170	$ (45,909,542)
Balance, shares at Dec. 31, 2013		10,000,000		77,124,833